CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Real estate investments, at cost:
Land	$ 215,196	$ 7,135
Buildings, fixtures and improvements	1,130,796	54,585
Acquired intangible lease assets	183,819	10,733
Total real estate investments, at cost	1,529,811	72,453
Less: accumulated depreciation and amortization	(31,877)	(499)
Total real estate investments, net	1,497,934	71,954
Cash and cash equivalents	154,125	16,183
Investment securities, at fair value	41,654	0
Restricted cash	1,108	0
Prepaid expenses and other assets	4,197	252
Receivable for issuance of common stock	0	969
Deferred costs, net	10,365	639
Total assets	1,709,383	89,997
LIABILITIES AND EQUITY
Mortgage notes payable	229,360	5,060
Derivatives, at fair value	3,830	98
Accounts payable and accrued expenses	5,677	716
Deferred rent	3,573	163
Distributions payable	9,946	504
Total liabilities	252,386	6,541
Preferred stock, $0.01 par value per share, 50,000,000 shares authorized, none issued and outstanding	0	0
Common stock, $0.01 par value per share, 300,000,000 shares authorized, 175,350,883 and 10,356,402 shares issued and outstanding at September 30, 2012 and December 31, 2011, respectively	1,769	104
Additional paid-in capital	1,552,263	86,643
Accumulated other comprehensive loss	(3,923)	(98)
Accumulated deficit	(100,367)	(3,193)
Total stockholders' equity	1,449,742	83,456
Non-controlling interest	7,255	0
Total equity	1,456,997	83,456
Total liabilities and equity	$ 1,709,383	$ 89,997